Special Charges - Summary of Restructuring and Related Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	$ 6,233
Acquisition related costs including retention payments	303	$ 1,682
Contingent consideration fair value adjustment	(3,545)	(1,976)
Special charges, net	2,991	(294)
Workforce reduction	4,204
Retiring allowances	1,388
Facilities costs	90
Asset write-downs	342
Other costs	209
Less amounts paid during the year	3,020
Restructuring accrual as at December 31, 2018	3,213
Licensing [Member]
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	2,498
Special charges, net	2,498
Workforce reduction	2,392
Retiring allowances	88
Other costs	18
Less amounts paid during the year	736
Restructuring accrual as at December 31, 2018	1,762
Intelligent Systems [Member]
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	2,435
Special charges, net	2,435
Workforce reduction	1,812
Facilities costs	90
Asset write-downs	342
Other costs	191
Less amounts paid during the year	2,284
Restructuring accrual as at December 31, 2018	151
Corporate [Member]
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	1,300
Acquisition related costs including retention payments	303	1,682
Contingent consideration fair value adjustment	(3,545)	(1,976)
Special charges, net	(1,942)	$ (294)
Retiring allowances	1,300
Restructuring accrual as at December 31, 2018	$ 1,300